Provisions for liabilities and charges - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Legal proceedings provision	£ 132	£ 35
Charged to the income statement	129	90
Legal provision charges/(gains)	68	£ (11)	£ 0
Expected provision to be settled in less than one year	123
Expected provision to be settled in more than one year	£ 9